Note 4 - Components of Working Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2017	December 31, 2016

Inventories
Work-in-progress	$18,545	$15,529
Finished goods	9,964	6,071
Supplies and other	9,447	8,112
	$37,956	$29,712

Accrued liabilities
Accrued payroll and benefits	$65,967	$60,546
Value appreciation plans	2,883	4,767
Customer advances	1,468	501
Other	43,778	37,094
	$114,096	$102,908